FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
FINANCIAL INSTRUMENTS (Tables) [Line Items]
Disclosure of measurement basis of financial assets and liabilities [text block]	The accounting policies in note 2 describe how different classes of financial instruments are measured, and how income and expenses, including fair value gains and losses, are recognised. The following table analyses the carrying amounts of the financial assets and liabilities by category and by balance sheet heading.

		Mandatorily held at fair value through profit or loss
	Derivatives designated as hedging instruments £m	Held for trading £m	Other £m	Designated at fair value through profit or loss £m	At fair value through other comprehensive income £m	Held at amortised cost £m	Insurance contracts £m	Total £m
At 31 December 2018
Financial assets
Cash and balances at central banks	–	–	–	–	–	54,663	–	54,663
Items in the course of collection from banks	–	–	–	–	–	647	–	647
Financial assets at fair value through profit or loss	–	35,246	123,283	–	–	–	–	158,529
Derivative financial instruments	1,563	22,032	–	–	–	–	–	23,595
Loans and advances to banks	–	–	–	–	–	6,283	–	6,283
Loans and advances to customers	–	–	–	–	–	484,858	–	484,858
Debt securities	–	–	–	–	–	5,238	–	5,238
Financial assets at amortised cost	–	–	–	–	–	496,379	–	496,379
Financial assets at fair value through other
comprehensive income	–	–	–	–	24,815	–	–	24,815
Total financial assets	1,563	57,278	123,283	–	24,815	551,689	–	758,628
Financial liabilities
Deposits from banks	–	–	–	–	–	30,320	–	30,320
Customer deposits	–	–	–	–	–	418,066	–	418,066
Items in course of transmission to banks	–	–	–	–	–	636	–	636
Financial liabilities at fair value through profit or loss	–	23,451	–	7,096	–	–	–	30,547
Derivative financial instruments	1,108	20,265	–	–	–	–	–	21,373
Notes in circulation	–	–	–	–	–	1,104	–	1,104
Debt securities in issue	–	–	–	–	–	91,168	–	91,168
Liabilities arising from insurance contracts and participating investment contracts	–	–	–	–	–	–	98,874	98,874
Liabilities arising from non-participating investment contracts	–	–	–	–	–	–	13,853	13,853
Unallocated surplus within insurance businesses	–	–	–	–	–	–	382	382
Subordinated liabilities	–	–	–	–	–	17,656	–	17,656
Total financial liabilities	1,108	43,716	–	7,096	–	558,950	113,109	723,979
		At fair value through profit or loss
	Derivatives designated as hedging instruments £m	Held for trading £m	Other £m	Available- for-sale £m	Held at amortised cost £m	Insurance contracts £m	Total £m
At 31 December 2017
Financial assets
Cash and balances at central banks	–	–	–	–	58,521	–	58,521
Items in the course of collection from banks	–	–	–	–	755	–	755
Financial assets at fair value through profit or loss	–	42,236	120,642	–	–	–	162,878
Derivative financial instruments	1,881	23,953	–	–	–	–	25,834
Loans and advances to banks	–	–	–	–	6,611	–	6,611
Loans and advances to customers	–	–	–	–	472,498	–	472,498
Debt securities	–	–	–	–	3,643	–	3,643
Financial assets at amortised cost	–	–	–	–	482,752	–	482,752
Available-for-sale financial assets	–	–	–	42,098	–	–	42,098
Total financial assets	1,881	66,189	120,642	42,098	542,028	–	772,838
Financial liabilities
Deposits from banks	–	–	–	–	29,804	–	29,804
Customer deposits	–	–	–	–	418,124	–	418,124
Items in course of transmission to banks	–	–	–	–	584	–	584
Financial liabilities at fair value through profit or loss	–	43,062	7,815	–	–	–	50,877
Derivative financial instruments	1,613	24,511	–	–	–	–	26,124
Notes in circulation	–	–	–	–	1,313	–	1,313
Debt securities in issue	–	–	–	–	72,450	–	72,450
Liabilities arising from insurance contracts
and participating investment contracts	–	–	–	–	–	103,413	103,413
Liabilities arising from non-participating investment
contracts	–	–	–	–	–	15,447	15,447
Unallocated surplus within insurance businesses	–	–	–	–	–	390	390
Subordinated liabilities	–	–	–	–	17,922	–	17,922
Total financial liabilities	1,613	67,573	7,815	–	540,197	119,250	736,448

Disclosure of financial liabilities [text block]	At 31 December 2018, the Group’s financial liabilities carried at fair value, excluding derivatives, comprised its financial liabilities at fair value through profit or loss and totalled £30,547 million (31 December 2017: £50,877 million). The table below analyses these financial liabilities by balance sheet classification and valuation methodology (level 1, 2 or 3, as described on page F-76). The fair value measurement approach is recurring in nature. There were no significant transfers between level 1 and 2 during the year.

	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
At 31 December 2018
Financial liabilities at fair value through profit or loss
Liabilities held at fair value through profit or loss	–	7,085	11	7,096
Trading liabilities:
Liabilities in respect of securities sold under repurchase agreements	–	21,595	–	21,595
Other deposits	–	242	–	242
Short positions in securities	1,464	150	–	1,614
	1,464	21,987	–	23,451
Total financial liabilities carried at fair value, excluding derivatives	1,464	29,072	11	30,547
At 31 December 2017
Financial liabilities at fair value through profit or loss
Liabilities held at fair value through profit or loss	3	7,812	–	7,815
Trading liabilities:
Liabilities in respect of securities sold under repurchase agreements	–	41,378	–	41,378
Other deposits	–	381	–	381
Short positions in securities	1,106	197	–	1,303
	1,106	41,956	–	43,062
Total financial liabilities carried at fair value, excluding derivatives	1,109	49,768	–	50,877

Disclosure of significant adjustments to valuation obtained [text block]	The following table summarises the movement on this valuation adjustment account during 2017 and 2018:

	2018 £m	2017 £m
At 1 January	521	744
Income statement charge (credit)	47	(260)
Transfers	(6)	37
At 31 December	562	521

Disclosure Of Significant Adjustment Categories To Valuation Obtained, Explanatory	Represented by:
	2018 £m	2017 £m
Credit Valuation Adjustment	409	408
Debit Valuation Adjustment	(79)	(37)
Funding Valuation Adjustment	232	150
	562	521

Disclosure of fair value measurement of assets [text block]	The table below analyses the fair values of the financial assets of the Group which are carried at amortised cost by valuation methodology (level 1, 2 or 3, as described on page F-76). Financial assets carried at amortised cost are mainly classified as level 3 due to significant unobservable inputs used in the valuation models. Where inputs are observable, debt securities are classified as level 1 or 2.

			Valuation hierarchy
	Carrying value £m	Fair value £m	Level 1 £m	Level 2 £m	Level 3 £m
At 31 December 2018
Financial assets at amortised cost:
Loans and advances to customers: Stage 1	441,006	440,542	–	40,483	400,059
Loans and advances to customers: Stage 2	24,351	25,516	–	–	25,516
Loans and advances to customers: Stage 3	4,188	3,289	–	–	3,289
Loans and advances to customers: purchased or originated credit-impaired	15,313	15,313	–	–	15,313
Loans and advances to customers	484,858	484,660	–	40,483	444,177
Loans and advances to banks	6,283	6,286	–	461	5,825
Debt securities	5,238	5,244	–	5,233	11
Reverse repos included in above amounts:
Loans and advances to customers	40,483	40,483	–	40,483	–
Loans and advances to banks	461	461	–	461	–
At 31 December 2017
Financial assets at amortised cost:
Loans and advances to customers: unimpaired	467,670	467,276	–	16,832	450,444
Loans and advances to customers: impaired	4,828	4,809	–	–	4,809
Loans and advances to customers	472,498	472,085	–	16,832	455,253
Loans and advances to banks	6,611	6,564	–	771	5,793
Debt securities	3,643	3,586	–	3,571	15
Reverse repos included in above amounts:
Loans and advances to customers	16,832	16,832	–	16,832	–
Loans and advances to banks	771	771	–	771	–

Disclosure of fair value measurement of liabilities [text block]	The table below analyses the fair values of the financial liabilities of the Group which are carried at amortised cost by valuation methodology (level 1, 2 or 3, as described on page F-76).

			Valuation hierarchy
	Carrying value £m	Fair value £m	Level 1 £m	Level 2 £m	Level 3 £m
At 31 December 2018
Deposits from banks	30,320	30,322	–	30,322	–
Customer deposits	418,066	418,450	–	412,283	6,167
Debt securities in issue	91,168	93,233	–	93,233	–
Subordinated liabilities	17,656	19,564	–	19,564	–
Repos included in above amounts:
Deposits from banks	21,170	21,170	–	21,170	–
Customer deposits	1,818	1,818	–	1,818	–
At 31 December 2017
Deposits from banks	29,804	29,798	–	29,798	–
Customer deposits	418,124	418,441	–	411,591	6,850
Debt securities in issue	72,450	75,756	–	75,756	–
Subordinated liabilities	17,922	21,398	–	21,398	–
Repos included in above amounts:
Deposits from banks	23,175	23,175	–	23,175	–
Customer deposits	2,638	2,638	–	2,638	–

Level 3 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS (Tables) [Line Items]
Disclosure of movements in level 3 portfolio [text block]	The table below analyses movements in level 3 financial assets, excluding derivatives, carried at fair value (recurring measurement).

		2018			2017
	Financial assets at fair value through profit or loss £m	At fair value through other comprehensive income £m	Available- for-sale £m	Total level 3 assets carried at fair value, excluding derivatives (recurring basis) £m	Financial assets at fair value through profit or loss £m	Available- for-sale £m	Total level 3 assets carried at fair value, excluding derivatives (recurring basis) £m
At 31 December 2017	3,686		696	4,382
Adjustment on adoption of IFRS 9 (note 54)	10,466	302	(696)	10,072
At 1 January	14,152	302		14,454	3,806	894	4,700
Exchange and other adjustments	87	(2)		85	(1)	(24)	(25)
Gains recognised in the income statement within other income	439	–		439	202	–	202
(Losses) gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income (2017: available-for-sale financial assets)	–	(4)		(4)	–	(117)	(117)
Purchases/increases to customer loans	2,480	2		2,482	774	41	815
Sales	(3,593)	(95)		(3,688)	(1,005)	(61)	(1,066)
Transfers into the level 3 portfolio	815	348		1,163	152	2	154
Transfers out of the level 3 portfolio	(463)	(284)		(747)	(242)	(39)	(281)
At 31 December	13,917	267		14,184	3,686	696	4,382
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	(104)	–		(104)	125	–	125

Disclosure of financial liabilities [text block]	The table below analyses movements in the level 3 financial liabilities portfolio, excluding derivatives.

	2018 £m	2017 £m
At 1 January	–	2
Losses (gains) recognised in the income statement within other income	–	(2)
Redemptions	–	–
Transfers into the level 3 portfolio	11	–
Transfers out of the level 3 portfolio	–	–
At 31 December	11	–
Gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 31 December	–	–

Disclosure of assets and liabilities [text block]	The table below analyses movements in level 3 derivative assets and liabilities carried at fair value.

	2018		2017
	Derivative assets £m	Derivative liabilities £m	Derivative assets £m	Derivative liabilities £m
At 1 January	1,056	(804)	1,399	(960)
Exchange and other adjustments	7	(5)	24	(20)
Losses (gains) recognised in the income statement within other income	(84)	49	(208)	215
Purchases (additions)	–	(68)	103	(18)
(Sales) redemptions	(52)	112	(79)	53
Transfers into the level 3 portfolio	–	–	33	(74)
Transfers out of the level 3 portfolio	–	–	(216)	–
At 31 December	927	(716)	1,056	(804)
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets or liabilities held at 31 December	(424)	82	(208)	213

Disclosure of Sensitivity of Level 3 Valuations [text block]
			At 31 December 2018			At 31 December 2017
				Effect of reasonably possible alternative assumptions[2]			Effect of reasonably possible alternative assumptions[2]
	Valuation techniques	Significant unobservable inputs[1]	Carrying value £m	Favourable changes £m	Unfavourable changes £m	Carrying value £m	Favourable changes £m	Unfavourable changes £m
Financial assets at fair value through profit or loss
Loans and advances to customers	Discounted cash flows	Gross interest rates, inferred spreads (bps) 97bps/208bps	10,565	380	(371)	–	–	–
Debt securities	Discounted cash flows	Credit spreads (bps) (1bps/2bps)	274	92	(21)	11	–	–
Equity and venture capital investments	Market approach	Earnings multiple (0.9/14.6)	1,657	54	(55)	1,879	65	(65)
	Underlying asset/net asset value (incl. property prices)[3]	n/a	523	48	(57)	50	5	(5)
Unlisted equities, debt securities and property partnerships in the life funds	Underlying asset/net asset value (incl. property prices), broker quotes or discounted cash flows[3]	n/a	898	2	(45)	1,746	26	(76)
			13,917			3,686
Financial assets at fair value through other comprehensive income/available-for-sale financial assets
Asset-backed securities	Lead manager or broker quote/consensus pricing	n/a	246	3	(5)	92	–	(4)
Equity and venture capital investments	Underlying asset/net asset value (incl. property prices)[3]	n/a	21	2	(2)	604	83	(42)
			267			696
Derivative financial assets
Interest rate derivatives	Option pricing model	Interest rate volatility (19%/80%)	927	7	(5)	1,056	11	(3)
			927			1,056
Level 3 financial assets carried at fair value			15,111			5,438
Financial liabilities at fair value through profit or loss			11	–	–	–	–	–
Derivative financial liabilities
Interest rate derivatives	Option pricing model	Interest rate volatility (19%/80%)	716	–	–	804	–	–
			716			804
Level 3 financial liabilities carried at fair value			727			804
1	Ranges are shown where appropriate and represent the highest and lowest inputs used in the level 3 valuations.

2	Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.

3	Underlying asset/net asset values represent fair value.

Financial Assets, Excluding Derivatives [Member]
FINANCIAL INSTRUMENTS (Tables) [Line Items]
Disclosure of financial assets excluding derivatives [text block]	Valuation hierarchy

	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
At 31 December 2018
Financial assets at fair value through profit or loss
Loans and advances to customers	–	27,285	10,565	37,850
Loans and advances to banks	–	3,026	–	3,026
Debt securities:
Government securities	17,926	169	–	18,095
Other public sector securities	–	2,064	–	2,064
Bank and building society certificates of deposit	84	1,021	–	1,105
Asset-backed securities:
Mortgage-backed securities	–	219	6	225
Other asset-backed securities	–	231	118	349
Corporate and other debt securities	–	16,840	1,470	18,310
	18,010	20,544	1,594	40,148
Treasury and other bills	20	–	–	20
Equity shares	75,701	26	1,758	77,485
Total financial assets at fair value through profit or loss	93,731	50,881	13,917	158,529
Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	18,847	124	–	18,971
Bank and building society certificates of deposit	–	118	–	118
Asset-backed securities:
Mortgage-backed securities	–	–	120	120
Other asset-backed securities	–	5	126	131
Corporate and other debt securities	32	5,119	–	5,151
	18,879	5,366	246	24,491
Treasury and other bills	303	–	–	303
Equity shares	–	–	21	21
Total financial assets at fair value through other comprehensive income	19,182	5,366	267	24,815
Total financial assets carried at fair value, excluding derivatives	112,913	56,247	14,184	183,344
	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
At 31 December 2017
Financial assets at fair value through profit or loss
Loans and advances to customers	–	29,976	–	29,976
Loans and advances to banks	–	1,614	–	1,614
Debt securities:
Government securities	20,268	1,729	23	22,020
Other public sector securities	–	1,526	1	1,527
Bank and building society certificates of deposit	–	222	–	222
Asset-backed securities:
Mortgage-backed securities	3	348	49	400
Other asset-backed securities	5	229	787	1,021
Corporate and other debt securities	–	18,542	1,448	19,990
	20,276	22,596	2,308	45,180
Treasury and other bills	18	–	–	18
Equity shares	84,694	18	1,378	86,090
Total trading and other financial assets at fair value through profit or loss	104,988	54,204	3,686	162,878
Available-for-sale financial assets
Debt securities:
Government securities	34,534	174	–	34,708
Bank and building society certificates of deposit	–	167	–	167
Asset-backed securities:
Mortgage-backed securities	–	1,156	–	1,156
Other asset-backed securities	–	163	92	255
Corporate and other debt securities	229	4,386	–	4,615
	34,763	6,046	92	40,901
Equity shares	555	38	604	1,197
Total available-for-sale financial assets	35,318	6,084	696	42,098
Total financial assets carried at fair value, excluding derivatives	140,306	60,288	4,382	204,976

Recurring fair value measurement [member]
FINANCIAL INSTRUMENTS (Tables) [Line Items]
Disclosure of Derivatives by recurring fair value measurement [text block]	All of the Group’s derivative assets and liabilities are carried at fair value. At 31 December 2018, such assets totalled £23,595 million (31 December 2017: £25,834 million) and liabilities totalled £21,373 million (31 December 2017: £26,124 million). The table below analyses these derivative balances by valuation methodology (level 1, 2 or 3, as described on page F-76). The fair value measurement approach is recurring in nature. There were no significant transfers between level 1 and level 2 during the year.

	2018				2017
	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Derivative assets	93	22,575	927	23,595	246	24,532	1,056	25,834
Derivative liabilities	(132)	(20,525)	(716)	(21,373)	(587)	(24,733)	(804)	(26,124)